Property, plant and equipment, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Less: accumulated depreciation	¥ (153,522)	¥ (129,471)
Net book value	194,560	123,932
Computer Equipment [Member]
Property, Plant and Equipment, Gross	129,842	121,874
Motor vehicles [Member]
Property, Plant and Equipment, Gross	113,754	38,778
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	9,745	8,010
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	¥ 94,741	¥ 84,741